Average Annual Total Returns		12 Months Ended	16 Months Ended	17 Months Ended	23 Months Ended	26 Months Ended	27 Months Ended	28 Months Ended	29 Months Ended
	Oct. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Strive 500 ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		25.14%						21.00%
Performance Inception Date	Sep. 14, 2022
Strive 500 ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		24.78%						20.63%
Strive 500 ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Shares
Average Annual Return, Percent		15.10%						16.37%
Strive 500 ETF Class | Bloomberg 500 Index (reflects no fees or expenses)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Bloomberg 500 Index (reflects no fees or expenses)
Average Annual Return, Percent		25.20%						21.06%
Strive 500 ETF Class | Bloomberg 500 Index/Solactive GBS United States 500 Index (reflects no fees or expenses) (reflects no fees or expenses)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Bloomberg 500 Index/Solactive GBS United States 500 Index (reflects no fees or expenses) (reflects no fees or expenses)
Average Annual Return, Percent		25.26%						21.08%
Strive Emerging Markets Ex-China ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		3.30%			7.65%
Performance Inception Date	Jan. 30, 2023
Strive Emerging Markets Ex-China ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		2.50%			7.16%
Strive Emerging Markets Ex-China ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Shares
Average Annual Return, Percent		2.45%			5.94%
Strive Emerging Markets Ex-China ETF Class | Bloomberg Emerging Markets Ex-China Large & Mid-Cap Index (reflects no fees or expenses)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Bloomberg Emerging Markets Ex-China Large & Mid-Cap Index (reflects no fees or expenses)
Average Annual Return, Percent		3.79%			8.99%
Strive U.S. Energy ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		(0.12%)							6.51%
Performance Inception Date	Aug. 08, 2022
Strive U.S. Energy ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		(0.79%)							5.78%
Strive U.S. Energy ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Shares
Average Annual Return, Percent		0.44%							5.03%
Strive U.S. Energy ETF Class | Bloomberg US Energy Select Index/ Solactive United States Energy Regulated Capped Index (reflects no fees or expenses)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Bloomberg US Energy Select Index/ Solactive United States Energy Regulated Capped Index (reflects no fees or expenses)
Average Annual Return, Percent		0.30%							6.91%
Strive U.S. Energy ETF Class | Bloomberg US 1000 Index (reflects no fees or expenses)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Bloomberg US 1000 Index (reflects no fees or expenses)
Average Annual Return, Percent		24.43%							17.10%
Strive U.S. Semiconductor ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		16.71%					31.75%
Performance Inception Date	Oct. 05, 2022
Strive U.S. Semiconductor ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		16.62%					31.56%
Strive U.S. Semiconductor ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Shares
Average Annual Return, Percent		9.96%					25.06%
Strive U.S. Semiconductor ETF Class | Bloomberg US 1000 Index (reflects no fees or expenses)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Bloomberg US 1000 Index (reflects no fees or expenses)
Average Annual Return, Percent		24.23%					23.18%
Strive U.S. Semiconductor ETF Class | Bloomberg US Listed Semiconductors Select Index/ Solactive United States Semiconductors 30 Capped Index1 (reflects no fees or expenses)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Bloomberg US Listed Semiconductors Select Index/ Solactive United States Semiconductors 30 Capped Index (reflects no fees or expenses)
Average Annual Return, Percent		17.21%					32.35%
Strive Natural Resources and Security ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		15.36%	12.16%
Performance Inception Date	Aug. 30, 2023
Strive Natural Resources and Security ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		15.03%	11.80%
Strive Natural Resources and Security ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Shares
Average Annual Return, Percent		9.34%	9.30%
Strive Natural Resources and Security ETF Class | Bloomberg US 1000 Index (reflects no fees or expenses)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Bloomberg US 1000 Index (reflects no fees or expenses)
Average Annual Return, Percent		24.23%	23.43%
Strive Natural Resources and Security ETF Class | Bloomberg Natural Resources and Security Index (reflects no fees or expenses)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Bloomberg Natural Resources and Security Index (reflects no fees or expenses)
Average Annual Return, Percent		15.87%	12.75%
Strive 1000 Growth ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		28.59%				31.41%
Performance Inception Date	Nov. 09, 2022
Strive 1000 Growth ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		28.43%				31.21%
Strive 1000 Growth ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Shares
Average Annual Return, Percent		17.03%				24.71%
Strive 1000 Growth ETF Class | Bloomberg US 1000 Index (reflects no fees or expenses)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Bloomberg US 1000 Index (reflects no fees or expenses)
Average Annual Return, Percent		24.23%				25.09%
Strive 1000 Growth ETF Class | Bloomberg US 1000 Growth Index (reflects no fees or expenses)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Bloomberg US 1000 Growth Index (reflects no fees or expenses)
Average Annual Return, Percent		28.88%				31.66%
Strive 1000 Value ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		13.32%				11.74%
Performance Inception Date	Nov. 09, 2022
Strive 1000 Value ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		12.67%				11.11%
Strive 1000 Value ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Shares
Average Annual Return, Percent		8.32%				9.01%
Strive 1000 Value ETF Class | Bloomberg US 1000 Index (reflects no fees or expenses)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Bloomberg US 1000 Index (reflects no fees or expenses)
Average Annual Return, Percent		24.23%				25.09%
Strive 1000 Value ETF Class | Bloomberg US 1000 Value Index (reflects no fees or expenses)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Bloomberg US 1000 Value Index (reflects no fees or expenses)
Average Annual Return, Percent		13.63%				11.97%
Strive Small-Cap ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		9.50%				14.09%
Performance Inception Date	Nov. 09, 2022
Strive Small-Cap ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		9.00%				13.62%
Strive Small-Cap ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Shares
Average Annual Return, Percent		5.85%				10.82%
Strive Small-Cap ETF Class | Bloomberg US 1000 Index (reflects no fees or expenses)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Bloomberg US 1000 Index (reflects no fees or expenses)
Average Annual Return, Percent		24.23%				25.09%
Strive Small-Cap ETF Class | Bloomberg US 600 Index/ Bloomberg US 2000 Index (reflects no fees or expenses)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Bloomberg US 600 Index/Bloomberg US 2000 Index (reflects no fees or expenses)
Average Annual Return, Percent		9.66%				14.28%
Strive 1000 Dividend Growth ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		14.62%				15.75%
Performance Inception Date	Nov. 09, 2022
Strive 1000 Dividend Growth ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		14.28%				15.38%
Strive 1000 Dividend Growth ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Shares
Average Annual Return, Percent		8.89%				12.19%
Strive 1000 Dividend Growth ETF Class | Bloomberg US 1000 Index (reflects no fees or expenses)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Bloomberg US 1000 Index (reflects no fees or expenses)
Average Annual Return, Percent		24.23%				25.09%
Strive 1000 Dividend Growth ETF Class | Bloomberg US 1000 Dividend Growth Index (reflects no fees or expenses)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Bloomberg US 1000 Dividend Growth Index (reflects no fees or expenses)
Average Annual Return, Percent		15.05%				16.18%
Strive Total Return Bond ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		1.81%		4.21%
Performance Inception Date	Aug. 09, 2023
Strive Total Return Bond ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		(0.28%)		2.11%
Strive Total Return Bond ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Shares
Average Annual Return, Percent		1.06%		2.33%
Strive Total Return Bond ETF Class | Bloomberg U.S. Aggregate Bond Index (reflects no fees or expenses)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Bloomberg U.S. Aggregate Bond Index (reflects no fees or expenses)
Average Annual Return, Percent		1.25%		3.67%
Strive Enhanced Income Short Maturity ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		6.09%		6.47%
Performance Inception Date	Aug. 09, 2023
Strive Enhanced Income Short Maturity ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		3.72%		4.17%
Strive Enhanced Income Short Maturity ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Shares
Average Annual Return, Percent		3.57%		3.95%
Strive Enhanced Income Short Maturity ETF Class | Bloomberg U.S. Aggregate Bond Index (reflects no fees or expenses)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Bloomberg U.S. Aggregate Bond Index (reflects no fees or expenses)
Average Annual Return, Percent		1.25%		3.67%
Strive Enhanced Income Short Maturity ETF Class | Bloomberg US Treasury Bill Index (reflects no fees or expenses)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Bloomberg US Treasury Bill Index (reflects no fees or expenses)
Average Annual Return, Percent		5.29%		5.40%